BANK BORROWINGS (Details 3) € in Thousands, ¥ in Millions												12 Months Ended
	Dec. 28, 2015 CNY (¥)	Nov. 24, 2015 CNY (¥)	Oct. 20, 2015 CNY (¥)	Sep. 30, 2015 USD ($)	Aug. 25, 2015 CNY (¥)	Jul. 30, 2015 CNY (¥)	Jul. 30, 2015 USD ($)	Jun. 19, 2015 CNY (¥)	Mar. 10, 2015 CNY (¥)	Mar. 06, 2014 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 28, 2015 USD ($)	Nov. 24, 2015 USD ($)	Oct. 20, 2015 USD ($)	Aug. 25, 2015 USD ($)	Jul. 30, 2015 USD ($)	Jun. 19, 2015 USD ($)	Mar. 10, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Mar. 06, 2014 USD ($)	Dec. 31, 2013
Long-term borrowings
Long-term borrowings														$ 542,604,896									$ 104,799,019
Trina Solar (Luxembourg) Holdings S.A.R.L. | CDB
Long-term borrowings
Term of credit facility											3 years
Maximum borrowing capacity											$ 80,000,000
Loan balance outstanding																							$ 80,000,000
Trina Solar (Luxembourg) Holdings S.A.R.L. | US LIBOR | CDB
Long-term borrowings
Variable interest rate base												six-month US LIBOR
Interest rate, basis points added to variable rate (as a percent)												3.70%
Average interest rate (as a percent)																						4.04%	4.04%		4.21%
Trina Solar (Luxembourg) Overseas Systems S.A.R.L and Jiangsu Trina Solar Electric Power Development Co., Ltd | CDB
Long-term borrowings
Term of credit facility										15 years
Maximum borrowing capacity										€ 20,850														$ 28,700,000
Loan balance outstanding												€ 16,400		17,900,000								€ 17,000	$ 20,700,000
Trina Solar (Luxembourg) Overseas Systems S.A.R.L and Jiangsu Trina Solar Electric Power Development Co., Ltd | EUR LIBOR | CDB
Long-term borrowings
Weighted average interest rate for borrowings (as a percent)												3.501%
Variable interest rate base												six-month EURIBOR
Interest rate, basis points added to variable rate (as a percent)												3.50%
Hunan Trina Solar Electric Power Development Co., Ltd. ("THN") | China Construction Bank
Long-term borrowings
Term of credit facility								10 years
Maximum borrowing capacity								¥ 70.0												$ 10,800,000
Loan balance outstanding													¥ 40.0	6,200,000
Interest rate as the percentage of the prevailing base lending rate pronounced by PBOC for loans of similar duration								105.00%
Trina Solar (U.S.) Inc. | Wells Fargo Bank
Long-term borrowings
Term of credit facility				5 years
Maximum borrowing capacity				$ 60,000,000
Loan balance outstanding														25,600,000
Variable interest rate base												2.83%
Trina China | Syndicate of banks
Long-term borrowings
Term of credit facility			5 years
Maximum borrowing capacity			¥ 350.0														$ 53,600,000
Loan balance outstanding													350.0	53,600,000
Trina China | Ping An Trust Co., Ltd. ("PATC") | Maximum
Long-term borrowings
Convert to share of a subsidiary						¥ 253.0	$ 39,000,000
Jiangsu Trina Solar Electric Power Development Co., Ltd. | China Minsheng Bank
Long-term borrowings
Term of credit facility	8 years
Maximum borrowing capacity	¥ 250.0														$ 37,500,000
Loan balance outstanding													138.0	21,300,000
Interest rate (as a percent)	4.90%														4.90%
Long-term borrowings guaranteed by Trina
Long-term borrowings
Long-term borrowings														540,294,929									100,713,385
Unsecured long-term borrowings
Long-term borrowings
Long-term borrowings														2,309,967									$ 4,085,634
Long-term bank loans, secured by building and machinery of Trina China | Yunnan Matallurgical New Energy Co., Ltd ("TYM") | Renminbi (RMB) facility
Long-term borrowings
Maximum borrowing capacity		¥ 765.0														$ 117,800,000
Long-term bank loans, secured by building and machinery of Trina China | Yunnan Matallurgical New Energy Co., Ltd ("TYM") | US dollar facility
Long-term borrowings
Maximum borrowing capacity																180,000,000
Long-term bank loans, secured by building and machinery of Trina China | Yunnan Matallurgical New Energy Co., Ltd ("TYM") | CDB
Long-term borrowings
Term of credit facility		15 years
Carrying amount of assets pledged																$ 196,800,000
Long-term bank loans, secured by building and machinery of Trina China | Yunnan Matallurgical New Energy Co., Ltd ("TYM") | US LIBOR | US dollar facility
Long-term borrowings
Variable interest rate base												six-month US London Interbank Offered Rate
Interest rate, basis points added to variable rate (as a percent)												380.00%
Credit facility | Trina Xiangshui | Bank of Beijing
Long-term borrowings
Term of credit facility									12 years
Maximum borrowing capacity									¥ 658.0												$ 101,300,000
Loan balance outstanding													450.0	69,300,000
Maximum drawn down period									364 days
Interest rate as the percentage of the prevailing base lending rate pronounced by PBOC for loans of similar duration									108.00%
Percentage of equity interests in Jiangsu Trina Solar Power Development Co., Ltd. pledged to the loan									100.00%												100.00%
Two year credit facility entered on July 30, 2015 | Trina China | Ping An Trust Co., Ltd. ("PATC")
Long-term borrowings
Term of credit facility						2 years	2 years
Maximum borrowing capacity						¥ 253.0													$ 39,000,000
Percentage of shares which may be converted						31.20%	31.20%
Shares pledged (as a percent)												35.20%
Loan balance outstanding													253.0	39,000,000
Interest rate (as a percent)						11.00%													11.00%
Carrying amount of assets pledged														31,268,444
Two year credit facility entered on August 25, 2015 | Trina China | Ping An Trust Co., Ltd. ("PATC")
Long-term borrowings
Term of credit facility					2 years
Maximum borrowing capacity					¥ 63.0													$ 9,700,000
Percentage of shares which may be converted					7.80%
Shares pledged (as a percent)												8.80%
Loan balance outstanding													¥ 63.0	9,700,000
Interest rate (as a percent)					11.00%													11.00%
Carrying amount of assets pledged														$ 7,817,111